Income tax expense - Deferred tax assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense - Deferred tax assets
Unused tax losses for which no deferred tax asset recognised	€ 160.0	€ 117.1
Unused tax loss carried forward, which will expire in 2028	€ 1.4
Tax rate applicable	25.00%	25.00%	25.00%
Temporary differences and unused tax losses
Income tax expense - Deferred tax assets
Unrecognized deferred tax assets	€ 40.0	€ 29.3
Netherlands
Income tax expense - Deferred tax assets
Tax rate applicable	25.00%	25.00%	25.00%
Belgium
Income tax expense - Deferred tax assets
Tax rate applicable	25.00%